                        OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
                          Supplement dated October 9, 2007 to the
                            Prospectus dated September 25, 2007

     This supplement  amends the Prospectus of Oppenheimer  Institutional  Money
Market Fund (the  "Fund")  dated  September  25,  2007.  The  section  "Fees and
Expenses of the Fund" on page 4 of the Prospectus is deleted in its entirety and replaced with the following:

   Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly for the  management of its assets,  administration and other  services.  Those  expenses are  subtracted  from the Fund's assets to calculate the Fund's net asset values per share. All shareholders  therefore pay those  expenses  indirectly.  The numbers  below are based on the Fund's  actual expenses  for Class E shares  during  its  fiscal  year  ended May 31,  2007 and estimated expenses for Class L and Class P shares for the first full fiscal year of operations for those share classes.

     Shareholder  Fees. The Fund does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no redemption fees and no contingent deferred sales charges.

   Annual Fund Operating Expenses (deducted from Fund assets):
   (% of average daily net assets)
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                                    Class E     Class L    Class P
                                    Shares      Shares      Shares
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   Management Fees                   0.10%       0.10%      0.10%
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   Distribution (12b-1) Fees          N/A         N/A      0.25%(2)
   ------------------------------------------------------------------
   ------------------------------------------------------------------
   Other Expenses(1)                 0.01%       0.05%      0.05%
   ------------------------------------------------------------------
   ------------------------------------------------------------------
   Total Annual Operating            0.11%       0.15%      0.40%
   Expenses
   ------------------------------------------------------------------

     1. Expenses may vary in future years.  "Other  Expenses"  include  transfer agent fees, custodial expenses,  and accounting and legal expenses that the Fund pays. The Transfer Agent has  voluntarily  undertaken to limit the Fund's annual transfer  agent fees for all classes to 0.35% of average daily net assets.  That undertaking  may be amended or withdrawn at any time. For the Fund's fiscal year ended  May 31,  2007,  the  transfer  agent  fees did not  exceed  that  expense limitation.  "Other  Expenses"  for Class L and Class P shares are  estimates of those expenses for the first full year of operations for those share classes.

     2.Effective October 9, 2007, the Distributor has voluntarily  undertaken to waive the fees  payable  under the Service Plan for Class P shares so that those fees are 0.05% of the  average  annual net assets of Class P shares of the Fund.
That undertaking may be amended or withdrawn at any time. After that waiver, the estimated Total Annual Operating  Expenses for Class P shares for its first full fiscal year are 0.20%.

     EXAMPLE.  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example  assumes that you invest  $10,000 in shares of the Fund for the time  periods  indicated  and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the  Fund's  operating  expenses  are the  expenses  shown in the table above. Your actual costs may be higher or lower, because expenses will vary over time. Based on these  assumptions your expenses would be as follows,  whether or not you redeem your investment at the end of each period:

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                       1 Year     3 Years      5 years     10 years
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   Class E              $11         $36          $62         $141
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   Class L              $15         $48          $85         $192
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   Class P              $41         $129        $225         $506
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October 9, 2007                                              PS0647.002